Provisions, Continuing operations and Discontinued operation (Details) $ in Thousands	12 Months Ended		18 Months Ended
	Apr. 30, 2017 USD ($)	Apr. 30, 2016 USD ($)	Oct. 31, 2018 USD ($) Property	Oct. 31, 2018 USD ($)	Apr. 30, 2017 USD ($)
Provisions [Abstract]
Provisions, beginning balances	$ 24,899		$ 32,079
Continuing operations [Abstract]
Acquisitions	4,045		69,165
Additional provision in the period	53,681		133,558
Released	(6,415)		(12,717)
Utilization of provision	(43,476)	$ (56,000)	(145,012)
Exchange adjustments	(655)		(3,219)
Discontinued operation [Abstract]
Additional provision in the period			3,040
Reclassification of current assets classified as held for sale			(3,040)
Provisions, ending balances	32,079	24,899	92,832
Current provisions				$ 57,411	$ 20,142
Non-current provisions				35,421	11,937
Provisions	32,079	24,899	92,832	92,832	32,079
Onerous Leases and Dilapidations [Member]
Provisions [Abstract]
Provisions, beginning balances	18,176		16,243
Continuing operations [Abstract]
Acquisitions	0		11,321
Additional provision in the period	4,584		17,723
Released	(857)		(3,890)
Utilization of provision	(5,527)		(5,590)
Exchange adjustments	(133)		(702)
Discontinued operation [Abstract]
Additional provision in the period			2,835
Reclassification of current assets classified as held for sale			(2,835)
Provisions, ending balances	16,243	18,176	35,105
Current provisions				11,219	4,406
Non-current provisions				23,886	11,837
Provisions	16,243	18,176	$ 16,243	35,105	16,243
Onerous leases and dilapidations provisions [Abstract]
Term of onerous lease and dilapidations provision relates is expected to be fully utilized			8 years
Increase in provisions			$ 29,000
Onerous Leases and Dilapidations [Member] | North America [Member]
Onerous leases and dilapidations provisions [Abstract]
Number of properties released | Property			2
Restructuring and Integration [Member]
Provisions [Abstract]
Provisions, beginning balances	3,523		$ 12,132
Continuing operations [Abstract]
Acquisitions	1,201		21,398
Additional provision in the period	48,498		133,421
Released	(2,886)		(3,678)
Utilization of provision	(37,712)		(110,062)
Exchange adjustments	(492)		(2,522)
Discontinued operation [Abstract]
Additional provision in the period			205
Reclassification of current assets classified as held for sale			(205)
Provisions, ending balances	12,132	3,523	50,689
Current provisions				39,154	12,132
Non-current provisions				11,535	0
Provisions	12,132	3,523	12,132	50,689	12,132
Legal [Member]
Provisions [Abstract]
Provisions, beginning balances	1,920		3,220
Continuing operations [Abstract]
Acquisitions	2,844		36,446
Additional provision in the period	98		1,392
Released	(1,492)		(4,733)
Utilization of provision	(120)		(29,263)
Exchange adjustments	(30)		(24)
Discontinued operation [Abstract]
Additional provision in the period			0
Reclassification of current assets classified as held for sale			0
Provisions, ending balances	3,220	1,920	7,038
Current provisions				7,038	3,220
Non-current provisions				0	0
Provisions	3,220	1,920	7,038	7,038	3,220
Other [Member]
Provisions [Abstract]
Provisions, beginning balances	1,280		484
Continuing operations [Abstract]
Acquisitions	0		0
Additional provision in the period	501		0
Released	(1,180)		(416)
Utilization of provision	(117)		(97)
Exchange adjustments	0		29
Discontinued operation [Abstract]
Additional provision in the period			0
Reclassification of current assets classified as held for sale			0
Provisions, ending balances	484	1,280	0
Current provisions				0	384
Non-current provisions				0	100
Provisions	$ 484	$ 1,280	$ 484	$ 0	$ 484